Restricted Cash and Cash Equivalents (Details) (USD $)							6 Months Ended	12 Months Ended											1 Months Ended					6 Months Ended
	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Senior Notes Interest Payments [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Senior Notes Interest Payments [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Senior Notes Interest Payments [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Debt Service Reserve Fund [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Debt Service Reserve Fund [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Debt Service Reserve Fund [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] 2016 Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] 2016 Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] 2020 Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] 2020 Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Construction Activities [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Construction Activities [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Construction Activities [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Payment of Liabilities [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Payment of Liabilities [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Payment of Liabilities [Member]	Apr. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2021 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2021 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2021 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2022 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2022 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Apr. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2024 Sabine Pass Liquefaction Senior Notes [Member]	Jul. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2012 Liquefaction Credit Facility [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2013 Liquefaction Credit Facilities [Member]	May 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Cheniere Creole Trail Pipeline LP [Member] mi	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Construction And Interest Payments [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Construction And Interest Payments [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Creole Trail Pipeline Credit Facility [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Creole Trail Pipeline Credit Facility [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Cheniere Creole Trail Pipeline LP [Member] mi
Restricted Cash and Cash Equivalents Items [Line Items]
Debt Instrument, Face Amount									$ 1,665,500,000	$ 1,665,500,000	$ 420,000,000	$ 420,000,000								$ 2,000,000,000	$ 2,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 1,500,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage									7.50%	7.50%	6.50%	6.50%								5.625%	5.625%	6.25%	6.25%	5.625%	5.625%		5.75%
Debt Instrument, Fixed Charge, Coverage Ratio							2	2
Restricted Cash and Cash Equivalents, Current	15,000,000	15,000,000	17,400,000													312,400,000	192,100,000	75,100,000														30,400,000	20,500,000			357,793,000	227,652,000	92,519,000	[1]
Non-current restricted cash and cash equivalents				76,100,000	76,100,000	76,100,000							1,752,300,000	867,600,000	196,300,000																	21,000,000	81,400,000			1,849,424,000	1,025,056,000	272,425,000	[1]
Line of Credit Facility, Maximum Borrowing Capacity																												3,600,000,000	5,900,000,000	5,900,000,000				400,000,000	400,000,000
Debt Instrument, Increase (Decrease), Net																			$ 500,000,000					$ 500,000,000
Length of Natural Gas Pipeline, in miles																															94									94

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.